Expected credit loss measurement - Coverage ratios (Detail 2) - USD ($) $ in Millions		Jun. 30, 2021		Mar. 31, 2021	Dec. 31, 2020
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 107,537		$ 106,865	$ 105,116
Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	[1]	$ 99,284		$ 100,877	$ 101,869
ECL coverage	[1]	0.21%		0.24%	0.25%
Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 8,063		$ 7,455	$ 6,285
ECL coverage		0.04%		0.06%	0.07%
Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 8,048		$ 8,513	$ 7,056
ECL coverage		0.09%		0.17%	0.21%
Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 29,990		$ 30,796	$ 32,828
ECL coverage		0.41%		0.48%	0.46%
Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 8,273		$ 8,101	$ 9,121
ECL coverage		0.43%		0.41%	0.40%
Total | Lombard loans
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 14,736		$ 14,603	$ 14,178
ECL coverage		0.01%		0.02%	0.02%
Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 9,298		$ 9,175	$ 8,661
ECL coverage		0.07%		0.07%	0.09%
Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 2,623		$ 2,379	$ 1,683
ECL coverage		0.08%		0.18%	0.10%
Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 10,576		$ 11,090	$ 7,690
ECL coverage		0.17%		0.19%	0.26%
Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 7,678		$ 8,764	$ 14,366
ECL coverage		0.17%		0.14%	0.13%
Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 98,938		$ 96,773	$ 93,337
Twelve-month expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	[1]	$ 90,685		$ 90,785	$ 90,090
ECL coverage	[1]	0.13%		0.13%	0.13%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 7,809		$ 7,226	$ 6,083
ECL coverage		0.04%		0.05%	0.06%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 7,596		$ 8,049	$ 6,576
ECL coverage		0.07%		0.07%	0.09%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 24,540		$ 24,339	$ 25,026
ECL coverage		0.27%		0.31%	0.27%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 7,099		$ 6,626	$ 7,239
ECL coverage		0.20%		0.20%	0.19%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | Lombard loans
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 14,735		$ 14,603	$ 14,170
ECL coverage		0.00%		0.01%	0.01%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 8,825		$ 8,695	$ 8,220
ECL coverage		0.05%		0.06%	0.08%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 2,593		$ 2,352	$ 1,658
ECL coverage		0.05%		0.05%	0.08%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 10,110		$ 10,468	$ 7,242
ECL coverage		0.12%		0.10%	0.13%
Twelve-month expected credit losses | Positions that are not credit impaired | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 7,377		$ 8,428	$ 13,876
ECL coverage		0.08%		0.07%	0.07%
Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 8,191		$ 9,738	$ 11,396
Lifetime expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	[1]	$ 8,191		$ 9,738	$ 11,396
ECL coverage		0.82%	[1]	0.98%	0.91%	[1]
Lifetime expected credit losses | Positions that are not credit impaired | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 251		$ 217	$ 198
ECL coverage		0.07%		0.16%	0.16%
Lifetime expected credit losses | Positions that are not credit impaired | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 452		$ 455	$ 481
ECL coverage		0.49%		1.92%	1.85%
Lifetime expected credit losses | Positions that are not credit impaired | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 5,187		$ 6,249	$ 7,598
ECL coverage		0.91%		1.02%	0.92%
Lifetime expected credit losses | Positions that are not credit impaired | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 1,040		$ 1,367	$ 1,734
ECL coverage		0.91%		0.70%	0.63%
Lifetime expected credit losses | Positions that are not credit impaired | Total | Lombard loans
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 0		$ 0	$ 0
ECL coverage		0.00%		0.00%	0.00%
Lifetime expected credit losses | Positions that are not credit impaired | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 464		$ 469	$ 430
ECL coverage		0.33%		0.30%	0.44%
Lifetime expected credit losses | Positions that are not credit impaired | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 30		$ 26	$ 25
ECL coverage		0.50%		0.28%	0.15%
Lifetime expected credit losses | Positions that are not credit impaired | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 466		$ 622	$ 448
ECL coverage		1.20%		1.69%	2.48%
Lifetime expected credit losses | Positions that are not credit impaired | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 301		$ 332	$ 482
ECL coverage		0.21%		0.23%	0.11%
Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 408		$ 354	$ 382
Lifetime expected credit losses | Credit-impaired positions | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	[1]	$ 408		$ 354	$ 382
ECL coverage	[1]	6.71%		8.31%	8.94%
Lifetime expected credit losses | Credit-impaired positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 3		$ 13	$ 3
ECL coverage		3.49%		1.11%	1.97%
Lifetime expected credit losses | Credit-impaired positions | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 0		$ 9	$ 0
ECL coverage		0.00%		0.53%	0.00%
Lifetime expected credit losses | Credit-impaired positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 262		$ 209	$ 205
ECL coverage		2.78%		4.22%	5.65%
Lifetime expected credit losses | Credit-impaired positions | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 134		$ 108	$ 148
ECL coverage		8.78%		9.73%	7.79%
Lifetime expected credit losses | Credit-impaired positions | Total | Lombard loans
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 0		$ 0	$ 8
ECL coverage		0.00%		0.00%	19.41%
Lifetime expected credit losses | Credit-impaired positions | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 9		$ 11	$ 11
ECL coverage		0.00%		0.00%	0.00%
Lifetime expected credit losses | Credit-impaired positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 0		$ 0	$ 0
ECL coverage		0.00%		0.00%	0.00%
Lifetime expected credit losses | Credit-impaired positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 0		$ 0	$ 0
ECL coverage		0.00%		0.00%	1.66%
Lifetime expected credit losses | Credit-impaired positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 0		$ 4	$ 8
ECL coverage		0.00%		0.00%	0.00%

[1]	Excludes Forward starting reverse repurchase and securities borrowing agreements.